Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	AltShares Trust
Entity Central Index Key	0001779306
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2022
Document Effective Date	Sep. 30, 2022
Prospectus Date	Sep. 30, 2022
AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus:
Trading Symbol	ARB
AltShares Event-Driven ETF | AltShares Event-Driven ETF
Prospectus:
Trading Symbol	EVNT